Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $)	Total	Redeemable Convertible Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balances at Dec. 31, 2012	$ 12,943,000	$ 0	$ 669,000	$ 332,806,000	$ (320,532,000)
Balances (in shares) at Dec. 31, 2012		0	66,908,810
Net income (loss)	(64,583,000)	0	0	0	(64,583,000)
Accretion of Series B convertible preferred stock to its redemption value	618,000	618,000	0	(618,000)	0
Beneficial conversion feature and warrants associated with issuance of convertible loan notes	2,635,000	0	0	2,635,000	0
Shares issued for Intrexon	3,000,000	0	240,000	2,760,000	0
Shares issued for Intrexon (in shares)		0	24,000,000
Issuance of preferred stock from conversion of convertible loan notes	0	50,000	0	0	0
Issuance of preferred stock from conversion of convertible loan notes (in shares)		5,016,081	0
Issuance of preferred stock	0	50,000	0	0	0
Issuance of preferred stock (in shares)		4,999,999	0
Preferred shares converted to common stock	7,084,000	(11,000)	115,000	6,969,000	0
Preferred shares converted to common stock (in shares)		(1,156,102)	11,561,020
Stock-based compensation	1,437,000	0	0	1,437,000	0
Stock options exercised	13,000	0	1,000	12,000	0
Stock options exercised (in shares)		0	61,018
Stock-based compensation - severance	0
Shares released from escrow	0	0	80,000	(80,000)	0
Shares released from escrow (in shares)		0	8,000,000
Issuance of common stock for December financing	15,464,000	0	720,000	14,744,000	0
Issuance of common stock for December financing (in shares)		0	72,007,000
Escheat shares	0	0	0	0	0
Escheat shares (in shares)		0	(2,286)
Balances at Dec. 31, 2013	(22,625,000)	707,000	1,825,000	360,665,000	(385,115,000)
Balances (in shares) at Dec. 31, 2013		8,859,978	182,535,562
Net income (loss)	23,109,000	0	0	0	23,109,000
Accretion of Series B convertible preferred stock to its redemption value	1,285,000	1,285,000	0	(1,285,000)	0
Warrants exercised	1,595,000	0	28,000	1,567,000	0
Warrants exercised (in shares)		0	2,734,151
Preferred shares converted to common stock	707,000	(2,000)	19,000	688,000	0
Preferred shares converted to common stock (in shares)		(188,938)	1,889,380
Stock-based compensation	775,000	0	0	775,000	0
Stock-based compensation - severance	1,161,000	0	0	1,161,000	0
Shares released from escrow	0	0	120,000	(120,000)	0
Shares released from escrow (in shares)		0	12,000,000
Balances at Dec. 31, 2014	$ 3,437,000	$ 1,990,000	$ 1,992,000	$ 363,451,000	$ (362,006,000)
Balances (in shares) at Dec. 31, 2014		8,671,040	199,159,093